Fair value measurements and Hedging (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Restricted cash, current		$ 14,183		$ 14,569
Impairment of Long-Lived Assets to be Disposed of		7,700	$ (0)
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Vessels' fair value		65,400
Derivative [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Restricted cash, current		$ 2,485		$ 2,199
Forecast [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Expected gain in interest rate swaps	$ 5,741